LEASE ARRANGEMENTS - Right-of-use Assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2025 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 43,918.9	$ 40,128.4		$ 1,400.0
Additions to right-of-use assets	9,115.2	4,579.6	$ 2,145.4
Depreciation of right-of-use assets	4,258.5	3,679.5	3,459.0
Land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	39,873.4	36,981.0
Depreciation of right-of-use assets	3,002.0	2,541.9	2,459.1
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	4,005.3	3,103.9
Depreciation of right-of-use assets	1,233.4	1,114.3	976.1
Machinery and Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	0.0	0.0	0.4
Office Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	40.2	43.5
Depreciation of right-of-use assets	$ 23.1	$ 23.3	$ 23.4